Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Percentage of PRC income tax	25.00%
PRC Entities
Income Tax Examination [Line Items]
Percentage of PRC income tax		25.00%	25.00%